Cover Page	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	P3 Health Partners Inc.
Entity Central Index Key	0001832511
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false